15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2017	December 31, 2016
Non-current assets
Portugal	$ 1,498,490	$ 1,586,395
Kosovo	143,155	159,148
	$ 1,641,645	$ 1,745,543

	Years ended
	December 31, 2017	December 31, 2016
Mineral exploration expenses
Portugal	$ 1,405,528	$ 1,110,817
Kosovo	235,563	(22,016)
Germany	29,621	-
Others	72,101	69,077
	$ 1,742,813	$ 1,157,878